American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
March 31, 2025

Equity Growth Fund - Schedule of Investments
MARCH 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 0.6%
Lockheed Martin Corp.	21,494	9,601,585
Air Freight and Logistics — 1.6%
FedEx Corp.	25,768	6,281,723
United Parcel Service, Inc., Class B	174,562	19,200,074
		25,481,797
Automobiles — 0.3%
Tesla, Inc.(1)	20,400	5,286,864
Banks — 3.6%
Bank of America Corp.	57,510	2,399,892
JPMorgan Chase & Co.	134,420	32,973,226
U.S. Bancorp	247,879	10,465,451
Wells Fargo & Co.	141,673	10,170,705
		56,009,274
Beverages — 0.4%
Constellation Brands, Inc., Class A	37,534	6,888,240
Biotechnology — 3.3%
AbbVie, Inc.	80,736	16,915,807
ADMA Biologics, Inc.(1)	58,142	1,153,537
Alnylam Pharmaceuticals, Inc.(1)	23,101	6,237,732
Amgen, Inc.	6,309	1,965,569
Gilead Sciences, Inc.	142,381	15,953,791
Halozyme Therapeutics, Inc.(1)	17,326	1,105,572
Natera, Inc.(1)	15,344	2,169,795
Neurocrine Biosciences, Inc.(1)	33,246	3,677,008
Protagonist Therapeutics, Inc.(1)	31,188	1,508,252
PTC Therapeutics, Inc.(1)	29,894	1,523,398
		52,210,461
Broadline Retail — 4.8%
Amazon.com, Inc.(1)	387,189	73,666,579
eBay, Inc.	30,891	2,092,248
		75,758,827
Building Products — 0.7%
Carlisle Cos., Inc.	2,979	1,014,349
Griffon Corp.	19,097	1,365,435
Masco Corp.	19,876	1,382,177
Owens Corning	13,674	1,952,921
Trane Technologies PLC	16,142	5,438,563
		11,153,445
Capital Markets — 1.0%
Cboe Global Markets, Inc.	8,013	1,813,262
Goldman Sachs Group, Inc.	4,193	2,290,594
MarketAxess Holdings, Inc.	7,430	1,607,481
Morgan Stanley	19,290	2,250,564
MSCI, Inc.	14,573	8,241,031
		16,202,932
Chemicals — 0.5%
International Flavors & Fragrances, Inc.	30,474	2,365,087
PPG Industries, Inc.	54,585	5,968,870
		8,333,957

Commercial Services and Supplies — 0.4%
MSA Safety, Inc.	6,305	924,881
Waste Management, Inc.	25,457	5,893,550
		6,818,431
Communications Equipment — 1.7%
Cisco Systems, Inc.	343,731	21,211,640
F5, Inc.(1)	21,029	5,599,392
		26,811,032
Construction and Engineering — 0.4%
EMCOR Group, Inc.	10,425	3,853,393
Granite Construction, Inc.	22,908	1,727,263
		5,580,656
Consumer Finance — 0.0%
Synchrony Financial	8,433	446,443
Consumer Staples Distribution & Retail — 2.4%
Sysco Corp.	136,416	10,236,657
Target Corp.	97,426	10,167,377
Walmart, Inc.	191,938	16,850,237
		37,254,271
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	43,550	1,975,428
Electrical Equipment — 0.3%
Acuity, Inc.	6,009	1,582,470
Generac Holdings, Inc.(1)	20,314	2,572,768
		4,155,238
Electronic Equipment, Instruments and Components — 0.4%
TE Connectivity PLC	42,729	6,038,462
Energy Equipment and Services — 0.6%
Baker Hughes Co.	34,303	1,507,617
Cactus, Inc., Class A	44,431	2,036,273
Halliburton Co.	210,363	5,336,909
		8,880,799
Entertainment — 0.9%
Electronic Arts, Inc.	35,720	5,162,254
Netflix, Inc.(1)	10,360	9,661,011
		14,823,265
Financial Services — 4.9%
Affirm Holdings, Inc.(1)	30,353	1,371,652
Berkshire Hathaway, Inc., Class B(1)	3,302	1,758,579
Mastercard, Inc., Class A	46,184	25,314,374
PayPal Holdings, Inc.(1)	205,892	13,434,453
Toast, Inc., Class A(1)	66,516	2,206,336
Visa, Inc., Class A	95,755	33,558,297
		77,643,691
Food Products — 0.8%
Ingredion, Inc.	42,392	5,731,822
McCormick & Co., Inc.	32,242	2,653,839
Pilgrim's Pride Corp.(1)	81,563	4,445,999
		12,831,660
Ground Transportation — 0.9%
Uber Technologies, Inc.(1)	187,443	13,657,097
Health Care Equipment and Supplies — 2.0%
Align Technology, Inc.(1)	12,166	1,932,691
Lantheus Holdings, Inc.(1)	27,353	2,669,653
LivaNova PLC(1)	38,945	1,529,760

Medtronic PLC	173,190	15,562,853
ResMed, Inc.	42,290	9,466,616
		31,161,573
Health Care Providers and Services — 0.3%
DaVita, Inc.(1)	9,511	1,454,897
HCA Healthcare, Inc.	7,336	2,534,955
Hims & Hers Health, Inc.(1)	45,589	1,347,155
		5,337,007
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	11,357	2,630,622
Hotels, Restaurants and Leisure — 3.1%
Airbnb, Inc., Class A(1)	98,730	11,794,286
Booking Holdings, Inc.	4,514	20,795,592
DoorDash, Inc., Class A(1)	12,605	2,303,816
DraftKings, Inc., Class A(1)	51,507	1,710,547
Expedia Group, Inc.	42,832	7,200,059
Starbucks Corp.	55,718	5,465,379
		49,269,679
Household Products — 2.6%
Clorox Co.	19,713	2,902,739
Colgate-Palmolive Co.	164,754	15,437,450
Kimberly-Clark Corp.	56,262	8,001,582
Procter & Gamble Co.	83,962	14,308,804
		40,650,575
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	24,440	5,175,170
Insurance — 4.1%
Aon PLC, Class A	7,528	3,004,349
Arch Capital Group Ltd.	36,868	3,545,964
Chubb Ltd.	12,532	3,784,539
Everest Group Ltd.	2,566	932,305
Hartford Insurance Group, Inc.	26,350	3,260,285
Marsh & McLennan Cos., Inc.	11,153	2,721,667
Progressive Corp.	97,554	27,608,757
Reinsurance Group of America, Inc.	4,211	829,146
Travelers Cos., Inc.	38,073	10,068,786
W.R. Berkley Corp.	133,991	9,534,800
		65,290,598
Interactive Media and Services — 6.5%
Alphabet, Inc., Class A	192,257	29,730,622
Alphabet, Inc., Class C	205,224	32,062,146
Meta Platforms, Inc., Class A	71,874	41,425,299
		103,218,067
IT Services — 1.3%
Accenture PLC, Class A	4,380	1,366,735
International Business Machines Corp.	48,754	12,123,170
Twilio, Inc., Class A(1)	28,950	2,834,494
VeriSign, Inc.(1)	16,742	4,250,292
		20,574,691
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	42,357	4,954,922
Illumina, Inc.(1)	26,132	2,073,313
IQVIA Holdings, Inc.(1)	8,725	1,538,217
Mettler-Toledo International, Inc.(1)	1,600	1,889,456
		10,455,908

Machinery — 2.1%
Caterpillar, Inc.	54,746	18,055,231
Cummins, Inc.	21,486	6,734,572
Donaldson Co., Inc.	20,160	1,351,929
Otis Worldwide Corp.	12,515	1,291,548
Parker-Hannifin Corp.	8,034	4,883,467
		32,316,747
Media — 0.1%
Comcast Corp., Class A	50,452	1,861,679
Oil, Gas and Consumable Fuels — 0.8%
EOG Resources, Inc.	21,047	2,699,067
Exxon Mobil Corp.	79,904	9,502,983
		12,202,050
Personal Care Products — 0.5%
Estee Lauder Cos., Inc., Class A	17,910	1,182,060
Kenvue, Inc.	258,499	6,198,806
		7,380,866
Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co.	420,545	25,649,039
Eli Lilly & Co.	15,524	12,821,427
Johnson & Johnson	195,037	32,344,936
Merck & Co., Inc.	255,975	22,976,316
		93,791,718
Professional Services — 0.7%
Jacobs Solutions, Inc.	28,491	3,444,277
Leidos Holdings, Inc.	33,724	4,550,716
SS&C Technologies Holdings, Inc.	33,028	2,758,829
		10,753,822
Retail REITs — 0.4%
Simon Property Group, Inc.	39,434	6,549,199
Semiconductors and Semiconductor Equipment — 11.1%
Applied Materials, Inc.	113,125	16,416,700
Broadcom, Inc.	131,390	21,998,628
KLA Corp.	10,588	7,197,722
Lam Research Corp.	77,368	5,624,653
Monolithic Power Systems, Inc.	7,164	4,154,977
NVIDIA Corp.	908,332	98,445,022
QUALCOMM, Inc.	140,954	21,651,944
		175,489,646
Software — 12.6%
Adobe, Inc.(1)	53,890	20,668,432
AppLovin Corp., Class A(1)	6,216	1,647,053
Atlassian Corp., Class A(1)	14,200	3,013,382
Autodesk, Inc.(1)	7,726	2,022,667
Crowdstrike Holdings, Inc., Class A(1)	19,168	6,758,253
Datadog, Inc., Class A(1)	20,604	2,044,123
Fortinet, Inc.(1)	115,994	11,165,582
Gen Digital, Inc.	71,765	1,904,643
Intuit, Inc.	33,646	20,658,308
Microsoft Corp.	240,216	90,174,684
Nutanix, Inc., Class A(1)	37,702	2,631,977
Oracle Corp.	10,117	1,414,458
Salesforce, Inc.	82,973	22,266,634
ServiceNow, Inc.(1)	14,197	11,302,800
Synopsys, Inc.(1)	1,619	694,308
		198,367,304

Specialized REITs — 0.2%
Millrose Properties, Inc.(1)	4,704	124,703
Public Storage	8,134	2,434,425
SBA Communications Corp.	3,904	858,919
		3,418,047
Specialty Retail — 3.4%
Abercrombie & Fitch Co., Class A(1)	20,410	1,558,712
Gap, Inc.	198,247	4,085,871
Home Depot, Inc.	68,146	24,974,827
Lowe's Cos., Inc.	60,412	14,089,891
Ross Stores, Inc.	33,392	4,267,164
TJX Cos., Inc.	33,703	4,105,025
		53,081,490
Technology Hardware, Storage and Peripherals — 7.3%
Apple, Inc.	454,543	100,967,637
Hewlett Packard Enterprise Co.	365,782	5,644,016
HP, Inc.	94,587	2,619,114
NetApp, Inc.	45,468	3,993,909
Pure Storage, Inc., Class A(1)	39,465	1,747,116
		114,971,792
Textiles, Apparel and Luxury Goods — 1.7%
Lululemon Athletica, Inc.(1)	23,054	6,525,665
NIKE, Inc., Class B	257,548	16,349,147
Ralph Lauren Corp.	16,190	3,573,781
		26,448,593
Trading Companies and Distributors — 0.8%
Core & Main, Inc., Class A(1)	49,405	2,386,756
United Rentals, Inc.	8,513	5,335,097
WESCO International, Inc.	30,194	4,689,128
		12,410,981
TOTAL COMMON STOCKS (Cost $1,096,931,261)		1,566,651,679
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	34,997	34,997
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 12/31/26, valued at $1,169,360), in a joint trading account at 4.32%, dated 3/31/25, due 4/1/25 (Delivery value $1,146,889)		1,146,751
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $10,248,021), at 4.37%, dated 3/31/25, due 4/1/25 (Delivery value $10,048,220)		10,047,000
		11,193,751
TOTAL SHORT-TERM INVESTMENTS (Cost $11,228,748)		11,228,748
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,108,160,009)		1,577,880,427
OTHER ASSETS AND LIABILITIES — 0.0%		(362,100)
TOTAL NET ASSETS — 100.0%		$1,577,518,327

NOTES TO SCHEDULE OF INVESTMENTS

(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,566,651,679	—	—
Short-Term Investments	34,997	$11,193,751	—
	$1,566,686,676	$11,193,751	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.